Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jun. 04, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2014